Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Disclosure of detailed information about trade and other payables [Text Block]
Trade and other payables are detailed as follows:

	As of December 31, 2022		As of December 31, 2021
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers	420,602,049	-	438,852,587	-
Notes payable	1,043,743	20,945	1,118,474	29,457
Trade an other current payables	421,645,792	20,945	439,971,061	29,457
Withholdings payable	69,669,485	-	75,551,668	-
Trade accounts payable withholdings	69,669,485	-	75,551,668	-
Total	491,315,277	20,945	515,522,729	29,457